Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/27	$100	$130,241
City of Huntsville AL GOL, 5.00%, 05/01/28 (Call 11/01/27)	60	78,645
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	95	119,630

		328,516

Arizona — 1.4%
Arizona State University RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	135	172,648
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	120	150,624
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/28 (Call 07/01/27)	40	51,687
Maricopa County Union High School District No 210-Phoenix GO, 5.00%, 07/01/27	55	71,081

		446,040

California — 12.7%
California State Public Works Board RB
Series C, 5.00%, 03/01/28 (Call 03/01/27)	70	89,833
Series G, 5.00%, 10/01/31 (Call 10/01/27)	150	193,207
California State University RB
Series A, 5.00%, 11/01/27 (Call 11/01/25)	30	37,042
Series A, 5.00%, 11/01/27 (Call 05/01/26)	50	62,659
Series A, 5.00%, 11/01/30 (Call 05/01/27)	85	108,949
City of Los Angeles Department of Airports RB, 5.00%, 05/15/27	55	70,456
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/27 (Call 05/01/25)	50	60,917
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	70	92,068
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/27 (Call 03/01/25)	90	107,986
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	50	65,425
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/27	50	65,643
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/29 (Call 07/01/27)	75	97,336
Los Angeles Department of Water & Power System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/27)	150	196,782
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30 (Call 01/01/27)	125	160,277
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/27	75	97,694
Series B1, 5.00%, 07/01/27	60	78,155
Metropolitan Water District of Southern California RB, Series C, 5.00%, 10/01/27	55	73,211
Mountain View Los Altos Union High School District/CA GO, Series C, 0.00%, 08/01/27(a)	150	141,169
Newport Mesa Unified School District GO, 0.00%, 08/01/27 (NATL)(a)	215	202,343
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	100	94,507
San Diego Unified School District/CA GO, Series J, 5.00%, 07/01/29 (Call 07/01/27)	60	78,389
San Jose Unified School District GO, Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	88,972
San Mateo County Community College District GO 0.00%, 09/01/27 (NPFGC)(a)	100	94,017
Series A, 0.00%, 09/01/27 (NPFGC)(a)	100	94,017
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	45	57,425

Security	Par (000)	Value

California (continued)
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/27 (Call 01/01/25)	$70	$83,634
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	35	42,407
5.00%, 04/01/27	125	162,721
5.00%, 08/01/28 (Call 08/01/27)	70	91,506
5.00%, 11/01/28 (Call 11/01/27)	100	131,678
5.00%, 08/01/30 (Call 08/01/27)	405	525,127
Series C, 5.00%, 08/01/27 (Call 08/01/26)	30	38,122
University of California RB
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	95	122,605
Series I, 5.00%, 05/15/27 (Call 05/15/25)	165	201,378
West Valley-Mission Community College District GO, 5.00%, 08/01/27 (Call 08/01/25)	45	55,311

		3,962,968

Colorado — 0.3%
City & County of Denver Co. Airport System Revenue RB, 5.00%, 12/01/27	45	57,513
State of Colorado COP, Series K, 5.00%, 03/15/27	20	25,492

		83,005

Connecticut — 1.6%
State of Connecticut GO
Series A, 5.00%, 04/15/29 (Call 04/15/27)	150	188,646
Series F, 5.00%, 11/15/27 (Call 11/15/25)	100	121,648
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/27	105	131,812
Series B, 5.00%, 10/01/27	50	63,988

		506,094

District of Columbia — 2.4%
District of Columbia GO
Series A, 5.00%, 10/15/27	100	131,771
Series D, 5.00%, 06/01/27	100	130,344
Series E, 5.00%, 06/01/27 (Call 12/01/26)	75	96,178
District of Columbia RB, 5.00%, 03/01/27	160	207,048
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/27 (Call 10/01/25)	55	67,832
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/29 (Call 07/01/27)	100	127,990

		761,163

Florida — 3.7%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	20	24,688
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	50	64,815
County of Miami-Dade FL Water & Sewer System Revenue RB, Series B, 5.00%, 10/01/27	170	222,360
Florida Department of Management Services RB, Series A, 3.00%, 09/01/31 (Call 09/01/27)	100	112,414
Hillsborough County School Board COP, Series B, 5.00%, 07/01/27	30	38,445
Palm Beach County School District COP, Series B, 5.00%, 08/01/27	85	110,504
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/27	45	57,791
State of Florida Department of Transportation Turnpike
System RB
Series A, 5.00%, 07/01/27	85	110,989
Series A, 5.00%, 07/01/29 (Call 07/01/27)	50	64,852
State of Florida GO
5.00%, 06/01/27	65	84,774
Series A, 5.00%, 07/01/27	60	78,108

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 06/01/30 (Call 06/01/27)	$40	$51,626
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/27	100	130,733

		1,152,099

Georgia — 1.5%
City of Atlanta GA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/29 (Call 11/01/27)	75	97,565
State of Georgia GO
Series C, 5.00%, 07/01/29 (Call 07/01/27)	210	272,872
Series F, 5.00%, 07/01/27 (Call 01/01/27)	75	96,516

		466,953

Hawaii — 1.5%
City & County of Honolulu HI GO
Series B, 5.00%, 10/01/27 (Call 10/01/25)	100	122,415
Series D, 5.00%, 09/01/31 (Call 09/01/27)	40	51,258
State of Hawaii GO
5.00%, 10/01/30 (Call 10/01/27)	105	135,910
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	50	63,175
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	75	94,763

		467,521

Idaho — 0.7%
Idaho Housing & Finance Association RB, Series A, 5.00%, 07/15/27	165	208,350

Illinois — 2.9%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	100	116,762
Series A, 5.00%, 01/01/28 (Call 01/01/27)	65	80,008
Illinois Finance Authority RB, 5.00%, 07/01/29 (Call 01/01/27)	165	210,411
Illinois State Toll Highway Authority RB, Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	154,606
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	112,989
Series D, 5.00%, 11/01/27	200	229,982

		904,758

Indiana — 0.9%
Indiana Finance Authority RB, Series C, 5.00%, 06/01/27 (Call 12/01/26)	215	273,534

Kansas — 0.7%
State of Kansas Department of Transportation RB
5.00%, 09/01/27 (Call 09/01/25)	95	115,152
5.00%, 09/01/28 (Call 09/01/27)	70	90,269

		205,421

Louisiana — 0.9%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/27	50	63,758
State of Louisiana GO
Series B, 5.00%, 08/01/27 (Call 08/01/26)	155	194,251
Series B, 5.00%, 10/01/27	25	32,537

		290,546

Maryland — 4.2%
City of Baltimore MD RB, Series B, 5.00%, 07/01/31 (Call 01/01/27)	100	125,668
County of Anne Arundel MD GOL, 5.00%, 10/01/29 (Call 10/01/27)	155	202,830
County of Baltimore MD GO, 5.00%, 03/01/27	100	129,481
County of Montgomery MD GO, Series C, 5.00%, 10/01/27	100	131,701
State of Maryland Department of Transportation RB 4.00%, 09/01/27	55	68,175

Security	Par (000)	Value

Maryland (continued)
5.00%, 10/01/27 (Call 10/01/26)	$50	$63,565
5.00%, 12/01/27 (Call 12/01/26)	100	127,721
State of Maryland GO, Series A, 5.00%, 03/15/27	300	388,881
Washington Suburban Sanitary Commission RB, 5.00%, 06/15/28 (Call 06/15/27)	60	78,132

		1,316,154

Massachusetts — 3.6%
City of Boston MA GO, Series A, 5.00%, 05/01/27	40	52,075
Commonwealth of Massachusetts GOL
Series C, 5.00%, 05/01/27	125	162,444
Series D, 5.00%, 07/01/27	80	104,460
Series E, 5.00%, 11/01/27	180	237,353
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/27	100	130,101
Massachusetts Clean Water Trust (The) RB, 5.25%, 08/01/27	20	26,407
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/27 (Call 08/15/25)	200	245,194
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/29 (Call 08/01/27)	135	175,305

		1,133,339

Michigan — 1.0%
State of Michigan RB, 5.00%, 03/15/27	160	203,103
University of Michigan RB, 5.00%, 04/01/29 (Call 04/01/27)	75	96,626

		299,729

Minnesota — 1.4%
State of Minnesota GO
5.00%, 10/01/27	50	65,768
Series A, 5.00%, 10/01/31 (Call 10/01/27)	100	129,287
Series D, 5.00%, 08/01/27 (Call 08/01/26)	50	63,343
University of Minnesota RB, Series B, 5.00%, 12/01/29 (Call 12/01/27)	130	168,518

		426,916

Mississippi — 0.8%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	120	156,456
Series C, 5.00%, 10/01/27 (Call 10/01/25)	90	110,505

		266,961

Nebraska — 0.4%
Nebraska Public Power District RB
5.00%, 01/01/27 (Call 01/01/26)	45	55,544
Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	63,412

		118,956

Nevada — 2.4%
County of Clark NV GOL
4.00%, 11/01/31 (Call 11/01/27)	100	120,114
5.00%, 06/01/27	25	31,949
5.00%, 11/01/27	45	58,153
County of Clark NV Passenger Facility Charge RB, Series C, 5.00%, 07/01/27	75	95,189
County of Clark NV RB
5.00%, 07/01/27	45	57,292
5.00%, 07/01/30 (Call 07/01/27)	25	31,005
County of Washoe NV RB, 5.00%, 02/01/27	35	44,463
Las Vegas Valley Water District GOL, Series A, 5.00%, 06/01/27 (Call 06/01/25)	50	60,634
State of Nevada GOL, Series D, 5.00%, 04/01/27 (Call 04/01/25)	25	30,295
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/27	100	131,599

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Washoe County School District/NV GOL, 5.00%, 04/01/27	$75	$94,595

		755,288

New Jersey — 1.1%
New Jersey Economic Development Authority RB
5.00%, 11/01/27	80	95,813
Series A, 4.00%, 11/01/27 (SAP)	50	55,998
New Jersey Turnpike Authority RB, Series A, 5.25%, 01/01/27 (AGM)	100	127,805
State of New Jersey GO
5.00%, 06/01/27	10	12,441
5.00%, 06/01/27 (Call 06/01/25)	45	52,979

		345,036

New Mexico — 0.1%
New Mexico Finance Authority RB, 5.00%, 06/01/27	25	32,430

New York — 12.4%
City of New York NY GO
5.00%, 08/01/27	90	116,648
Series A, 5.00%, 08/01/28 (Call 08/01/27)	180	230,324
Series C, 5.00%, 08/01/27 (Call 02/01/26)	15	18,387
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/27	135	169,812
Long Island Power Authority RB, 5.00%, 09/01/27	100	127,539
Metropolitan Transportation Authority RB
5.00%, 11/15/27 (Call 11/15/26)	55	61,922
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	25	28,147
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	70	77,525
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/27 (SAW)	145	187,288
Series S-4A, 5.00%, 07/15/27	100	129,164
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/29 (Call 11/01/27)	100	128,946
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	95	121,718
Series C, 5.00%, 11/01/27 (Call 05/01/25)	150	179,853
Series C, 5.00%, 11/01/29 (Call 05/01/27)	85	107,954
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/27	230	300,302
Series BB-2, 5.00%, 06/15/31 (Call 06/15/27)	60	77,402
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/27 (Call 08/15/26)	100	125,818
Series A, 5.00%, 03/15/27	100	128,002
Series A, 5.00%, 02/15/29 (Call 02/15/27)	40	50,664
Series A, 5.00%, 02/15/30 (Call 02/15/27)	150	189,146
Series B, 5.00%, 03/15/27 (Call 09/15/25)	85	103,530
Series B, 5.00%, 02/15/31 (Call 08/15/27)	150	191,052
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/29 (Call 06/15/27)	100	129,769
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/27 (Call 03/15/26)	95	117,246
Series A, 5.00%, 03/15/28 (Call 03/15/27)	100	127,514
Port Authority of New York & New Jersey RB, 5.00%, 11/15/31 (Call 11/15/27)	200	252,730
State of New York GO, Series A, 5.00%, 03/01/27	55	71,256
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/27 (Call 05/15/27)	105	133,695
Series B, 5.00%, 11/15/31 (Call 05/15/27)	100	125,071
Series C-1, 5.00%, 11/15/27	50	64,275

		3,872,699

Security	Par (000)	Value

North Carolina — 2.4%
County of Guilford NC GO, Series B, 5.00%, 05/01/28 (Call 05/01/27)	$100	$129,816
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/27	50	64,066
State of North Carolina GO, 5.00%, 06/01/27 (Call 06/01/26)	125	157,695
State of North Carolina RB
5.00%, 03/01/27	130	166,964
Series B, 5.00%, 05/01/27	20	25,853
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	193,230

		737,624

Ohio — 2.4%
City of Columbus OH GOL, Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	153,969
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/30 (Call 02/15/27)	110	139,587
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A, 5.00%, 06/01/29 (Call 06/01/27)	45	58,156
Series A, 5.00%, 12/01/29 (Call 06/01/27)	65	83,828
Series B, 5.00%, 06/01/27 (Call 12/01/25)	55	68,410
State of Ohio GO
5.00%, 09/01/27	45	58,972
Series T, 5.00%, 05/01/30 (Call 05/01/27)	100	128,384
Series U, 5.00%, 05/01/27	20	25,960
State of Ohio RB, Series B, 5.00%, 10/01/27	25	32,134

		749,400

Oklahoma — 1.3%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	100	126,374
Oklahoma Turnpike Authority RB
Series E, 4.00%, 01/01/31 (Call 01/01/27)	110	130,925
Series E, 5.00%, 01/01/27	25	31,957
University of Oklahoma (The) RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	100	119,762

		409,018

Oregon — 1.8%
Hillsboro School District No.1J, 5.00%, 06/15/28 (Call 06/15/27) (GTD)	100	129,672
Oregon State Lottery RB, Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	100	121,335
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/27 (Call 05/15/27)	75	96,984
State of Oregon GO
Series I, 5.00%, 08/01/28 (Call 08/01/27)	100	130,164
Series L, 5.00%, 08/01/30 (Call 08/01/27)	75	96,949

		575,104

Pennsylvania — 1.9%
City of Philadelphia PA GO, 5.00%, 08/01/27 (Call 08/01/25)	65	78,567
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/27	60	76,134
First Series, 5.00%, 02/01/27 (Call 02/01/26)	105	129,728
First Series, 5.00%, 09/15/27 (Call 09/15/26)	105	132,210
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	35	44,070
Pennsylvania Turnpike Commission RB, Series A2, 5.00%, 12/01/27	100	127,241

		587,950

Rhode Island — 1.3%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	105	127,640

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/30 (Call 10/01/27)	$50	$65,003
State of Rhode Island GO
5.00%, 08/01/28 (Call 08/01/27)	150	192,171
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	31,914

		416,728

South Carolina — 0.3%
State of South Carolina GO, Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	65	79,677

Tennessee — 2.9%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/28 (Call 12/01/27)	75	98,054
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	125,175
County of Montgomery TN GO, 5.00%, 04/01/27	100	127,984
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/27	135	165,268
5.00%, 07/01/27	45	58,581
State of Tennessee GO, Series B, 5.00%, 08/01/27 (Call 08/01/26)	105	133,427
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/31 (Call 11/01/27) (NPFGC)	100	128,419
Series B, 5.00%, 11/01/27 (NPFGC)	60	78,373

		915,281

Texas — 10.2%
Alamo Community College District GOL, 5.00%, 08/15/30 (Call 08/15/27)	110	141,470
Aldine Independent School District GO, 5.00%, 02/15/31 (Call 02/15/27) (PSF)	105	133,201
Austin Independent School District GO, 5.00%, 08/01/27 (PSF)	40	52,098
City of Austin TX GOL
5.00%, 09/01/27	25	32,540
5.00%, 09/01/28 (Call 09/01/27)	100	129,913
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/27	25	32,733
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/27 (Call 10/01/26)	100	126,991
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/27	90	118,061
City of Plano TX GOL, 5.00%, 09/01/31 (Call 03/01/27)	100	127,092
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	50	64,471
City of San Antonio TX GOL, 5.00%, 08/01/27	35	45,557
Conroe Independent School District GO, 5.00%, 02/15/27 (Call 02/15/26) (GTD)	30	37,252
County of Fort Bend TX GOL, 5.00%, 03/01/27 (Call 03/01/26)	40	49,735
Lewisville Independent School District GO, Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	100	117,267
North Texas Municipal Water District RB, 5.00%, 06/01/27	55	71,389
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/27 (Call 09/01/25)	70	85,360
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/27 (Call 01/01/26)	100	122,297
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (GTD)	30	39,190
Permanent University Fund — Texas A&M University System RB, Series B, 5.00%, 07/01/27 (Call 07/01/25)	20	24,395
San Antonio Independent School District/TX GO, 5.00%, 08/15/27 (PSF)	50	65,036

Security	Par (000)	Value

Texas (continued)
San Antonio Water System RB
5.00%, 05/15/27	$70	$91,015
5.00%, 05/15/30 (Call 05/15/27)	45	57,663
Socorro Independent School District GO, Series B, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	50	64,265
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	95	118,951
State of Texas GO
Series A, 5.00%, 10/01/30 (Call 10/01/27)	90	117,005
Series B, 5.00%, 10/01/29 (Call 10/01/27)	125	163,266
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	100	121,086
Texas A&M University RB
Series C, 5.00%, 05/15/28 (Call 05/15/27)	100	129,660
Series E, 4.00%, 05/15/27 (Call 05/15/26)	85	101,912
Texas State University System RB, Series A, 5.00%, 03/15/30 (Call 03/15/27)	120	151,740
Texas Water Development Board RB
5.00%, 08/01/30 (Call 08/01/27)	85	110,145
5.00%, 08/01/31 (Call 08/01/27)	50	64,491
University of North Texas System RB
5.00%, 04/15/30 (Call 04/15/27)	100	126,133
Series A, 5.00%, 04/15/27	40	51,096
University of Texas System (The) RB, Series E, 5.00%, 08/15/27	75	98,156

		3,182,632

Utah — 1.0%
Salt Lake City Corp. RB, 5.00%, 02/01/30 (Call 02/01/27)	60	76,495
State of Utah GO, 5.00%, 07/01/28 (Call 07/01/27)	125	163,489
University of Utah (The) RB, Series A, 5.00%, 08/01/27 (Call 08/01/25)	60	72,820

		312,804

Vermont — 0.4%
State of Vermont GO, Series B, 5.00%, 08/15/27	100	131,358

Virginia — 2.8%
City of Newport News VA GO, Series A, 4.00%, 08/01/31 (Call 08/01/27)	180	217,742
Virginia College Building Authority RB, 5.00%, 09/01/27 (Call 09/01/26) (NPFGC)	185	233,946
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	25	31,530
Series A, 5.00%, 05/15/29 (Call 11/15/27)	175	228,956
Series A, 5.00%, 05/15/30 (Call 11/15/27)	60	78,145
Virginia Public Building Authority RB, Series A, 4.00%, 08/01/27	20	24,758
Virginia Resources Authority RB, 5.00%, 11/01/27	40	52,878

		867,955

Washington — 6.1%
Auburn School District No 408 of King & Pierce Counties GO, 5.00%, 12/01/31 (Call 12/01/27)	75	96,688
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	55	69,697
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 04/01/27 (Call 04/01/26)	150	187,618
County of King WA GOL
5.00%, 07/01/27 (Call 01/01/25)	95	114,240
5.00%, 12/01/27 (Call 12/01/25)	80	99,124
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	20	25,236

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Energy Northwest RB
Series A, 5.00%, 07/01/29 (Call 07/01/27)	$170	$219,829
Series C, 5.00%, 07/01/27	80	104,270
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/27 (GTD)	25	32,795
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	110	143,228
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	65	78,164
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	125	164,049
State of Washington GO
5.00%, 08/01/27 (Call 08/01/26)	70	88,586
Series A, 5.00%, 08/01/31 (Call 08/01/27)	100	128,668
Series E, 5.00%, 07/01/27 (Call 01/01/25)	75	90,008
Series R, 5.00%, 08/01/27	145	189,548
University of Washington RB, Series B, 5.00%, 06/01/27 (Call 06/01/25)	75	89,921

		1,921,669

West Virginia — 1.3%
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	225	288,720
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	95	115,359

		404,079

Wisconsin — 3.0%
Milwaukee Metropolitan Sewerage District GO, Series A, 5.00%, 10/01/27 (Call 10/01/26)	150	190,251
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	75	91,217

Security	Par/ Shares (000)	Value

Wisconsin (continued)
5.00%, 11/01/27 (Call 05/01/26)	$105	$132,262
5.00%, 11/01/31 (Call 05/01/27)	110	141,157
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	40	47,984
State of Wisconsin RB, Series A, 5.00%, 05/01/27	70	90,057
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	75	98,169
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	115	147,197

		938,294

Total Municipal Debt Obligations — 98.7% (Cost: $29,690,949)		30,854,049

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 0.04%(b)(c)	86	85,794

Total Short-Term Investments — 0.3% (Cost: $85,783)		85,794

Total Investments in Securities — 99.0% (Cost: $29,776,732)		30,939,843

Other Assets, Less Liabilities — 1.0%		326,289

Net Assets — 100.0%		$ 31,266,132

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$53,084	$32,569	(a)	$—	$131	$10	$85,794	86	$1,099	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$30,854,049	$—	$30,854,049
Money Market Funds	85,794	—	—	85,794

	$85,794	$30,854,049	$—	$30,939,843

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

COP	Certificates of Participation

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

6